Real Estate Investments - Real Estate Projects (Details) (USD $)	12 Months Ended
Dec. 31, 2013 sqft
Columbia, South Carolina [Member]
Real Estate Properties [Line Items]
Number of Square Feet	450,000
Percent of Property Owned	100.00%
Initial Lease Term	10 years 6 months 0 days
Property Investment, Amount	$ 14,745,000
Remaining Investment Amount	7,325,000
Investment Amount, Net	22,033,000
Interest Costs Capitalized	37,000
The Woodlands, Texas [Member]
Real Estate Properties [Line Items]
Number of Square Feet	150,000
Percent of Property Owned	90.00%
Property Investment, Amount	7,257,000
Remaining Investment Amount	26,775,000
Investment Amount, Net	33,987,000
Interest Costs Capitalized	$ 45,000